Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 127,827
Balance at end of period	$ 127,015	$ 125,394	$ 127,015	$ 125,394
Ordinary Shares [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,652,420	1,722,791	1,689,496	1,750,272
Balance at beginning of period	$ 24,309	$ 25,136	$ 24,727	$ 25,373
Proceeds from shares issued on exercise of stock options, Number of shares	580	852	2,276	1,797
Proceeds from shares issued on exercise of stock options, Amount	$ 52	$ 62	$ 202	$ 131
Shares issued as a result of dividend reinvestment plan, Number of shares	0	0	0	1,575
Shares issued as a result of dividend reinvestment plan	$ 0	$ 0	$ 0	$ 130
Purchase of shares for cancellation and other, Number of Shares	(14,489)	(15,530)	(53,261)	(45,531)
Purchase of shares for cancellation and other, Amount	$ (212)	$ (227)	$ (780)	$ (663)
Balance at end of period (shares)	1,638,511	1,708,113	1,638,511	1,708,113
Balance at end of period	$ 24,149	$ 24,971	$ 24,149	$ 24,971